Short-term Borrowings - Covenants and Amendments (Details)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Jan. 31, 2014
Revolving overdraft credit facility dated 5/06/2015
Short Term Debt [Line Items]
Covenant terms	Requires the Company to maintain a minimum security value of 125%. Furthermore, the credit facility contains financial covenants requiring the Company to ensure that (i) adjusted consolidated book net worth, as defined, not be less than $175,000, (ii) consolidated leverage ratio, as defined, not to exceed 0.75-to-one, and (iii) consolidated liquid funds (total cash and cash equivalents and the undrawn amount of any committed overdraft facilities available to the Company) ("liquid funds"), as defined, not be less than $25,000.
Trade credit facility dated 8/9/2013
Short Term Debt [Line Items]
Covenant terms		The facility contains financial covenants requiring, among other things, that AMP's minimum total net equity is at least $80,000 and had minimum cash collateral of $5,000 at all times; the Company maintains its listing on the New York Stock Exchange; has total net equity not less than $250,000; and has a minimum current ratio of 1.15 with a minimum working capital of $50,000.
Amendments		A sub-limit of up to $100,000 for the financing of purchases of stored products. Existing financial covenants, apart from the minimum net equity that should not be less than $350,000, and interest rates apply.
Revolving credit facility dated 11/16/2012
Short Term Debt [Line Items]
Covenant terms		The facility was guaranteed by the Company and drawdowns on the facility were limited to a maximum of 90% of the accounts receivable accepted by the bank.
Revolving credit facility dated 9/1/2013
Short Term Debt [Line Items]
Covenant terms		The facilities were collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the banks and credit-insured, equally shared between the Belgian banks.
Revolving credit facility dated 5/10/2013
Short Term Debt [Line Items]
Covenant terms		The financial covenants are that the Company should ensure at all times that working capital is not less than $75,000, the liable capital of the Company, which is defined as its capital, revenue reserves, minority interests and subordinated debt less its intangible assets and any loans of to related companies, is not less than $375,000 and that its current ratio is not less than 1.10 until March 31, 2013. After that date, the current ratio shall not be less than 1.15.
Security agreement dated 8/22/2014
Short Term Debt [Line Items]
Covenant terms	Covenants require Aegean Bunkering U.S.A., as the Borrower, to maintain: tangible net worth not less than $25,000; net working capital not less than $25,000, leverage ratio no more than 9.0 to 1.0. The agreement also contains covenants that require the parent to maintain minimum consolidated tangible net worth of $410,000; consolidated net working capital not less than $125,000; consolidated current ratio no more than 1.15 to 1.0; consolidated interest coverage ratio no more than 1.9 to 1.0.
Borrowing base facility agreement dated 9/18/2014
Short Term Debt [Line Items]
Covenant terms	The facility imposes certain operating and financial restrictions on the Group, which restrict its ability to incur debt, change its legal and beneficial ownership, merge or consolidate, acquire or incorporate companies and change its business activities. In addition, the facility contains financial covenants which require the Company to maintain (i) minimum consolidated net working capital of not less than $35,000 which will increase to $125 million following the quarter of the first utilization date, (ii) consolidated net tangible net worth of $410,000, (iii) a current ratio of at least 1.04 to-one which will increase to 1.15-to-one following the quarter of the first utilization date and (iv) an interest cover ratio of at least 1.9-to-one.